Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2	Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE, and subsidiaries of the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.

Comparative Information

Certain financial information has been adjusted to conform with the current year’s presentation to facilitate comparison.

2	Summary of Significant Accounting Policies (continued)

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for credit losses of accounts receivable, and loans receivable, useful lives of property and equipment and intangible assets, the purchase price allocation and fair value of intangible assets, fair value of redeemable noncontrolling interests, impairment of goodwill, impairment of long-lived assets, fair value measurements and impairment for equity investments without readily determinable fair value, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative assets, incremental borrowing rates for operating lease liabilities and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB7.0999 per US$1.00 on December 29, 2023, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation

The functional currency of the Company and the Company’s subsidiary outside the PRC are US$. The Company’s PRC subsidiary, the VIE and subsidiaries of the VIE adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The consolidated financial statements of the Company are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income, as a component of shareholders’ equity.

Transactions in currencies other than the functional currency are remeasured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

2	Summary of Significant Accounting Policies (continued)

Restricted cash

Restricted cash balance mainly represents (a) cash granted by the government for certain approved technology research and development projects, which are not available for use until the Company obtains pre-approval from the government; and (b) deposits pledged for a bank account.

Accounts receivable, net

Prior to January 1, 2023, the Company assesses recoverability of accounts receivable in accordance with ASC 310. Subsequent to January 1, 2023, accounts receivable are recorded at the realizable value amount, net of allowances for credit loss in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses is classified as “General and administrative” in the consolidated statements of comprehensive loss. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses using roll-rate method, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers.

loans receivable, net

Loans receivable, net are included in “Prepayments and other current assets” and “Other non-current assets” on the consolidated balance sheets are carried at amortized cost. Prior to January 1, 2023, the Company assesses recoverability of loans receivable in accordance with ASC 310. On January 1, 2023, the Company adopted ASC 326. The allowance for credit losses represents the Company’s best estimate of expected credit losses over the remaining contractual life of the loans and are included in “other (loss)/income” in the consolidated statements of comprehensive loss. Management estimates the allowance for credit losses on loans not sharing similar risk characteristics on an individual basis. The key factors considered when determining the above allowances for credit losses include age of the amounts due, terms of the loans, historical collections and the creditworthiness and financial condition of the borrower. Interest income is recognized on loans receivable using the interest method except for when receivables are determined to be uncollectible, interest income is recognized on a cash basis method. Impaired loans are written off after all collection effort has ceased.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years

Office furniture and equipment	3 – 5 years

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

2	Summary of Significant Accounting Policies (continued)

Property and equipment, net (continued)

Costs related to construction of property and equipment incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use. Expenditures for repair and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent computer software, systems and technology, brand and customer relationship acquired in a business combination. The cost of the brand and customer relationship is the fair value at the date of acquisition. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years

Residual values are considered nil.

Impairment of long-lived assets other than goodwill

The Company evaluates long-lived assets, such as property and equipment and purchased intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. For the years ended December 31, 2021, 2022 and 2023, the impairment recognized for long-lived assets was nil, RMB22,400 and nil respectively.

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for noncontrolling interests over the identifiable assets acquired and liabilities assumed. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill, which is nondeductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition.

2	Summary of Significant Accounting Policies (continued)

Impairment of goodwill

The Company assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill, (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Under ASC 350-20-35, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. In the qualitative assessment, the Company primarily considers factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. Therefore, when the Company performs the quantitative impairment test it compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

The Company elected to bypass the qualitative assessment and proceeded directly to perform the quantitative test for the years ended December 31, 2022 and December 31, 2023, by quantitatively comparing the fair values of the reporting unit to its carrying amounts. The Company determines the fair value of the reporting unit based on estimated fair value using the income approach, and no impairment charge was recognized for the years ended December 31, 2022 and December 31, 2023.

Business combinations

The Company applies the definition of a business in ASC 805, Business Combinations to determine whether it is acquiring a business or a group of assets. Business combinations are accounted for using the acquisition method.

The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interests in the acquiree at fair value at the acquisition date. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and redeemable noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. The excess of (i) the total cost of acquisition, the fair value of the noncontrolling interests and the acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. In addition, acquisition costs related to business combinations are expensed as incurred.

The Company records acquired intangible assets at fair value on the date of acquisition and amortizes such assets using the straight-line method over the expected useful life of the asset unless another amortization method is deemed to be more appropriate. The Company evaluates the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. If the estimate of an intangible asset’s remaining useful life is changed, the Company will amortize the remaining carrying value of the intangible asset prospectively over the revised remaining useful life.

2	Summary of Significant Accounting Policies (continued)

Consolidation of noncontrolling interests

A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Redeemable noncontrolling interests

Noncontrolling interests in subsidiaries that are redeemable by the Company upon the occurrence of certain events that are not solely within the control of the Company are classified as redeemable noncontrolling interests, within mezzanine equity in the consolidated balance sheet. Net income or loss of the subsidiary attributable to the redeemable noncontrolling interests was subsequently recorded pursuant to ASC 810, Consolidation. After the attribution, the Company considers the provisions of ASC 480, Distinguish Liabilities from Equity to determine whether any further adjustments are necessary to increase the carrying value of the redeemable noncontrolling interests. Adjustments to the carrying amount of the redeemable noncontrolling interests are recognized as an adjustment to retained earnings, or in the absence of retained earnings, by adjustment to additional paid-in-capital.

Long-term investments

The Company’s long-term investments consist of equity method investments and equity investments without readily determinable fair value.

Equity investments without readily determinable fair value

The Company accounts for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company makes a qualitative assessment considering impairment indicators to evaluate whether an investment is impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concern about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic or technological environment of the investee, and a significant adverse change in the general market condition of the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss equal to the difference between the carrying value and fair value.

2	Summary of Significant Accounting Policies (continued)

Long-term investments (continued)

Equity method investments

The Company accounts for investments in an investee over which the Company can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment has been reduced to zero and has not guaranteed obligations of the investee or committed to provide further financial support to the investee. The Company evaluates the equity method investments for impairment at each report date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. An impairment loss is recognized in earnings when the decline in value of the investment is determined to be other-than-temporary.

Value added taxes (“VAT”)

The Company presents VAT assessed by government authorities as reductions of revenues. Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of certain modern services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method per ASC 505-30, Treasury Stock. Under this method, repurchase of shares were recorded as treasury shares at historical purchase price. On November 20, 2018, the Board of Directors of the Company approved a repurchase plan (the “2018 Repurchase Plan”) to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market. On September 15, 2022, the Board of Directors of the Company approved a repurchase plan (the “2022 Repurchase Plan”) to repurchase its ordinary shares (including in the form of ADSs) up to an aggregate value of US$5 million from the open market. On November 16, 2023, the Board of Directors of the Company approved a repurchase plan (the “2023 Repurchase Plan”) to repurchase its ordinary shares (including in the form of ADSs) up to an aggregate value of US$ 5 million from the open market. As of December 31, 2023, under the 2018 Repurchase Plan, the Company had repurchased an aggregate of 46,030 ADSs, representing 613,737 Class A common shares on the open market for a total cash consideration of US$ 5,909. As of December 31, 2023, under the 2022 Repurchase Plan, the Company had repurchased an aggregate of 88,235 ADSs, representing 1,176,467 Class A common shares on the open market for a total cash consideration of US$656. As of December 31, 2023, under the 2023 Repurchase Plan, the Company had repurchased an aggregate of 53,425 ADSs, representing 712,333 Class A common shares on the open market for a total cash consideration of US$121. Every three of ADSs represent forty Class A common shares.

2	Summary of Significant Accounting Policies (continued)

Revenue recognition

Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenues are presented net of value-added tax collected on behalf of the government.

SAAS Businesses

The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.

The Company primarily enters into consumption-based contracts with its customers to provide short message services (“SMS”), one-click verification services, email services and value-added services. For SMS, the Company enables customers to send short messages to users for developer-user communication and authentication. For one-click verification services, the Company enables users to verify the cellphone number of users without verification code after integrating the one-click verification SDK. For email services, the Company enables the customers to send emails to users. Customers pay for SMS, one-click verification, and email services based on the pre-agreed rate per message or email and the number of messages or email delivered. The Company acts as the principal in the SMS, one-click verification, and email services in which the Company has control over the fulfillment of services. The Company recognizes revenue on a gross basis and at the point in time when messages are delivered. For value-added services, the Company provided advertising services by connecting advertisers and application (“APP”) developers, who are the suppliers of where the ads will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily based on a cost-per-action (“CPA”) basis or cost-per-click (“CPC”) basis. All of the contractual arrangements’ duration is less than one year. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.

2	Summary of Significant Accounting Policies (continued)

Revenue recognition (continued)

SAAS Businesses (continued)

The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. The transaction price is fixed based on the signed contract consideration. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company.

For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service packages for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.

The Company primarily enters into project-based contracts with its customers to provide in-depth analytics services and generate customized reports based on the customers’ specific requirements. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on the signed contract consideration. The Company recognizes revenue at the point in time when the customized reports are provided.

The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. The nature of the Company’s performance obligation is a single performance obligation, and the transaction price is determined based on the pre-agreed the rate per query and the number of queries delivered. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.

For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.

2	Summary of Significant Accounting Policies (continued)

Other revenue recognition related policies

Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.

Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the consolidated balance sheets. Amount of contract assets was not material as of December 31, 2022 and 2023, respectively.

Contract liabilities are mainly related to fees for services to be provided over the service period, which are included in “Deferred revenue and customer deposits” on the consolidated balance sheets. The increase in contract liabilities is a result of the increase in consideration received from the Company’s customers. Revenue recognized for the years ended December 31, 2022 and 2023 that was included in contract liabilities as of January 1, 2022 and 2023 was RMB67,419 and RMB66,828 (US$9,413), respectively. A summary of contract liabilities is as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Contract liabilities	82,312	82,788	11,660

Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.

As of December 31, 2022 and 2023, the Company’s unsatisfied (or partially unsatisfied) performance obligations for contracts with an original expected length of more than one year was RMB37,818 and RMB44,752 (US$6,303), respectively. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next two years.

Costs of revenues

Cost of revenues consists primarily of channel cost associated with value - added services, short messaging cost, technical services cost, bandwidth cost, staff costs and depreciation of servers used for revenue generating services.

Research and development

Research and development expenses are primarily incurred in the development of new services, new features as well as costs associated with new product and technology development and enhancement. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any of the years presented as the Company has not met all of the necessary capitalization requirements.

Advertising expenses

Advertising expenses, including promotion expenses, are charged to “sales and marketing expenses” as incurred. Advertising expenses amounted to RMB12,767, RMB6,460 and RMB7,035 (US$991) for the years ended December 31, 2021, 2022 and 2023, respectively.

2	Summary of Significant Accounting Policies (continued)

Government grants

Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income (expenses)” when received. When the grant relates to an expense item, it is recognized in the consolidated statement of comprehensive loss over the period necessary to match the grant to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets.

Operating leases

The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2022 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. Leases are classified at the inception date as either as a finance lease or an operating lease. The Company classifies a lease as a finance lease when the lease meets any one of the following criteria at lease commencement:

a.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
b.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
c.	The lease term is for a major part of the remaining economic life of the underlying asset.
d.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
e.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recorded as a single cost on a straight-line basis over the lease term.

2	Summary of Significant Accounting Policies (continued)

Operating leases (continued)

The Company’s leases do not provide an implicit rate. Therefore, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Upon adoption, land use rights of RMB21,560 (US$3,126) relating to an agreement with the PRC government to acquire rights to lease land,were identified as operating lease right-of-use assets, which is included under the “Operating lease right-of-use assets” in the Company’s consolidated balance sheets. Accordingly, the Company classified the cash payments for acquiring the land use rights in operating cash flow activities for the year ended December 31, 2022. In June 2023, the Company terminated the land use rights agreement. As of December 31, 2023, the carrying amount of land use rights was nil. The Company classified the cash refund of RMB9,603 (US$1,353) from terminating the land use rights agreement in operating cash flow activities for the year ended December 31, 2023.

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB16,714, RMB16,379 and RMB11,820 (US$1,665) for the years ended December 31, 2021, 2022 and 2023, respectively.

Income taxes

The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year end in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The Company evaluates the potential for recovery of deferred tax assets by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

2	Summary of Significant Accounting Policies (continued)

Income taxes (continued)

The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Share-based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. Share-based awards classified as equity are recognized in the consolidated statements of comprehensive loss based on the grant date fair value while share-based awards classified as liabilities are recognized in the consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement.

A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Fair value measurements

ASC 820-10, Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivables, other receivables within prepayments and other current assets, balances with related parties, short-term loan, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments.

2	Summary of Significant Accounting Policies (continued)

Comprehensive loss

Comprehensive loss is defined as the increase or decrease in equity of the Company during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Company includes the foreign currency translation adjustments.

Loss per share

In accordance with ASC 260, Earning per Share, basic loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between common shares based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2023, the two-class method is applicable because the Company has two classes of common shares outstanding, Class A and Class B common shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, as the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted loss per share is computed by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the years. Common share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Concentration of risks

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2022 and 2023, the aggregate amount of cash and cash equivalents, and restricted cash of RMB108,579 and RMB96,896 (US$13,647), respectively, were held at major financial institutions located in the PRC, and US$1,114 and US$2,551 (RMB18,111), respectively, were deposited with major financial institutions located outside the PRC. The Company continues to monitor the financial strength of the financial institutions. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers mainly in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses, which have generally been within its expectations.

Concentration of suppliers

Approximately 46.4%, 50.2% and 27.8% of advertising costs were paid to three suppliers for the years ended December 31, 2021, 2022 and 2023, respectively.

2	Summary of Significant Accounting Policies (continued)

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 2.94% in 2023. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.

Segment information

The Company’s chief operating decision maker is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results. As a result, the Company has only one reportable segment.

As the Company generates substantially most of its revenues in the PRC, and substantially all of the Company’s long-lived assets and revenues are located in and derived from PRC, no geographical segments are presented.

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the chief operating decision maker (“CODM”) and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the company’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2023-07.

2	Summary of Significant Accounting Policies (continued)

Recently issued accounting pronouncements (continued)

In December 2023, the FASB issued ASU 2023-09, Improvements to income tax disclosures (“ASU 2023-09”), which requires entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. The ASU 2023-09 also eliminates certain existing requirements related to uncertain tax positions and unrecognized deferred tax liabilities and replaces the term “public entity” with “public business entity” (PBE) in ASC 740. This update will be effective for the company’s fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2023-09.

In March 2024, the Securities and Exchange Commission issued The Enhancement and Standardization of Climate - Related Disclosures for Investors, which requires entities to provide information of certain climate - related information. This update will be effective for the Company’s fiscal years beginning in 2027. The Company is currently in the process of evaluating the disclosure impact.

Adoption of ASU 2016-13

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in ASC 326, Credit Losses (“ASC 326”). ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company adopted ASU 2016-13 on January 1, 2023, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to increase the opening balance of accumulated deficit on January 1, 2023 by RMB589.